Property, Plant and Equipment (Non-Current)	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment (Non-Current) [Abstract]
Property, plant and equipment (non-current)

11. Property, plant and equipment (non-current)

	Furniture, fittings, and equipment	Total
	$	$
Year ended 30 June 2023

Opening net book amount	-	-
Additions	476,873	476,873
Depreciation charge	(33,221)	(33,221)
Closing net book amount	443,652	443,652

At 30 June 2023

Cost	476,873	476,873
Accumulated depreciation and impairment	(33,221)	(33,221)
Net book amount	443,652	443,652